Loss Per Share (Details Narrative) (10-K) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share basic and diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)
Weighted average number of shares basic and diluted	103,101,944	43,129,884	54,690,611	36,824,519
Common stock, shares authorized	299,000,000	299,000,000	299,000,000	299,000,000
Common stock, shares issued	162,763,986	49,006,583	76,412,359	41,906,790
Common stock, shares outstanding	162,763,986	49,006,583	76,412,359	41,906,790
Shares to be issued	12,304,095		6,831,489
Warrants convertible shares			12,436,301
Conversion of stock			12,436,301
Debt conversion of shares			3,448,025
Total underlying common shares			15,884,326